Annual Total Returns (Vanguard Pacific Stock Index Fund - Investor Shares Participant) (Vanguard Pacific Stock Index Fund, Vanguard Pacific Stock Index Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Annual Total Return
2013	17.36%
2012	15.49%
2011	(14.00%)
2010	15.77%
2009	21.18%
2008	(34.36%)
2007	4.78%
2006	11.99%
2005	22.59%
2004	18.83%